Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	January 2012
Distribution Date	2/15/2012
Transaction Month	4
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$115,360,494.82	0.5015674	$82,045,414.31	0.3567192	$33,315,080.51
Class A-2 Notes	$315,000,000.00	1.0000000	$315,000,000.00	1.0000000	$-
Class A-3 Notes	$270,000,000.00	1.0000000	$270,000,000.00	1.0000000	$-
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$889,620,494.82	0.8858468	$856,305,414.31	0.8526730	$33,315,080.51

Weighted Avg. Coupon (WAC)	4.39%		4.39%
Weighted Avg. Remaining Maturity (WARM)	52.68		51.77
Pool Receivables Balance	$1,002,523,548.06		$971,137,545.34
Remaining Number of Receivables	60,908		60,108

Adjusted Pool Balance	$982,004,382.18		$951,496,168.34

III. COLLECTIONS

Principal:
Principal Collections	$30,593,879.36
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$401,522.08
Total Principal Collections	$30,995,401.44

Interest:
Interest Collections	$3,740,879.92
Late Fees & Other Charges	$47,962.79
Interest on Repurchase Principal	$-
Total Interest Collections	$3,788,842.71

Collection Account Interest	$3,224.59
Reserve Account Interest	$634.42
Servicer Advances	$-

Total Collections	$34,788,103.16

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	January 2012
Distribution Date	2/15/2012
Transaction Month	4
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$34,788,103.16
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$34,788,103.16
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$835,436.29		$835,436.29	$835,436.29
Collection Account Interest					$3,224.59
Late Fees & Other Charges					$47,962.79
Total due to Servicer					$886,623.67

2. Class A Noteholders Interest:
Class A-1 Notes		$31,867.31		$31,867.31
Class A-2 Notes		$162,750.00		$162,750.00
Class A-3 Notes		$186,750.00		$186,750.00
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$586,398.98		$586,398.98	$586,398.98

Available Funds Remaining:					$33,315,080.51

3. Principal Distribution Amount:					$33,315,080.51

		Distributable Amount		Paid Amount
Class A-1 Notes				$33,315,080.51
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		42,117,907.90		$33,315,080.51
Total Noteholders Principal				$33,315,080.51

4. Available Amounts Remaining to reserve account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$20,519,165.88
Beginning Period Amount	$20,519,165.88
Current Period Amortization	$877,788.88
Ending Period Required Amount	$19,641,377.00
Ending Period Amount	$19,641,377.00
Next Distribution Date Required Amount	$18,783,395.02

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$92,383,887.36	$95,190,754.03	$103,993,581.42
Overcollateralization as a % of Adjusted Pool		9.41%	10.00%	10.93%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	January 2012
Distribution Date	2/15/2012
Transaction Month	4
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.12%	59,581	98.99%	$961,350,682.04
30 - 60 Days	0.68%	410	0.78%	$7,616,848.28
61 - 90 Days	0.17%	100	0.19%	$1,865,400.85
91 + Days	0.03%	17	0.03%	$304,614.17
		60,108		$971,137,545.34
Total
Delinquent Receivables 61 + days past due	0.19%	117	0.22%	$2,170,015.02
Delinquent Receivables 61 + days past due	0.17%	102	0.19%	$1,894,375.07
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.13%	80	0.15%	$1,514,252.35
Three-Month Average Delinquency Ratio	0.16%		0.19%

Repossession in Current Period		47		$870,118.73
Repossession Inventory		53		$708,285.18

Charge-Offs
Gross Principal of Charge-Off for Current Period				$792,123.36
Recoveries				$(401,522.08)
Net Charge-offs for Current Period				$390,601.28

Beginning Pool Balance for Current Period				$1,002,523,548.06

Net Loss Ratio				0.47%
Net Loss Ratio for 1st Preceding Collection Period				0.36%
Net Loss Ratio for 2nd Preceding Collection Period				0.08%
Three-Month Average Net Loss Ratio for Current Period				0.30%

Cumulative Net Losses for All Periods				$821,022.89
Cumulative Net Losses as a % of Initial Pool Balance				0.07%

Principal Balance of Extensions				$3,074,926.18
Number of Extensions				159

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